Supplement to the
Fidelity® Variable Insurance Products
Growth Portfolio Initial Class, Service Class and Service Class 2
April 30, 2017
Prospectus

The following information replaces existing information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Jason Weiner (lead portfolio manager) has managed the fund since November 2006.

Asher Anolic (co-manager) has managed the fund since July 2017.

Effective July 1, 2017, Asher Anolic has been named co-manager of the fund. Additionally, it is expected that, effective January 1, 2018, Mr. Anolic will assume interim portfolio manager responsibilities for the fund while Mr. Weiner is on leave of absence from the firm. Mr. Weiner is expected to return in the second quarter of 2018.

The following information replaces the existing biographical information found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Jason Weiner is lead portfolio manager of the fund, which he has managed since November 2006. He also manages other funds. Since joining Fidelity Investments in 1991, Mr. Weiner has worked as a research analyst and portfolio manager.

Asher Anolic is co-manager of the fund, which he has managed since July 2017. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Anolic has worked as a research analyst and portfolio manager.

Effective July 1, 2017, Asher Anolic has been named co-manager of the fund. Additionally, it is expected that, effective January 1, 2018, Mr. Anolic will assume interim portfolio manager responsibilities for the fund while Mr. Weiner is on leave of absence from the firm. Mr. Weiner is expected to return in the second quarter of 2018.

VGRO-17-01 1.797990.108	June 30, 2017

Supplement to the
Fidelity® Variable Insurance Products
Growth Portfolio Investor Class
April 30, 2017
Prospectus

The following information replaces existing information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Jason Weiner (lead portfolio manager) has managed the fund since November 2006.

Asher Anolic (co-manager) has managed the fund since July 2017.

Effective July 1, 2017, Asher Anolic has been named co-manager of the fund. Additionally, it is expected that, effective January 1, 2018, Mr. Anolic will assume interim portfolio manager responsibilities for the fund while Mr. Weiner is on leave of absence from the firm. Mr. Weiner is expected to return in the second quarter of 2018.

The following information replaces the existing biographical information found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Jason Weiner is lead portfolio manager of the fund, which he has managed since November 2006. He also manages other funds. Since joining Fidelity Investments in 1991, Mr. Weiner has worked as a research analyst and portfolio manager.

Asher Anolic is co-manager of the fund, which he has managed since July 2017. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Anolic has worked as a research analyst and portfolio manager.

Effective July 1, 2017, Asher Anolic has been named co-manager of the fund. Additionally, it is expected that, effective January 1, 2018, Mr. Anolic will assume interim portfolio manager responsibilities for the fund while Mr. Weiner is on leave of absence from the firm. Mr. Weiner is expected to return in the second quarter of 2018.

VIPGRWT-INV-17-01 1.918646.102	June 30, 2017